Payden Floating Rate Fund

Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (3%
)
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
7.74%, 1/25/52 CAD (a)(b) $ 265
10 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28 (c) 578
750,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (a) 787
50 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (c) 582
2,140 Santander Drive Auto Receivables Trust 2024-S2
144A, 0.00%, 12/16/28 (a)(c) 377
726,457 Santander Drive Auto Receivables Trust 2024-S1
144A, 8.32%, 3/16/29 (a) 728
29 Santander Drive Auto Receivables Trust 2023-
S1 , 0.00%,  (c) 734
Total Asset Backed (Cost - $4,665)
4,051
Bank Loans(d) (79%
)
Automotive (4%)
480,000 American Axle & Manufacturing Inc. Term Loan
B 1L, (1 mo. Term Secured Overnight Financing
Rate + 3.000%), 7.35%, 12/12/29  481
850,000 Clarios Global LP Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
2.75%, 1/15/32  853
955,566 Dealer Tire LLC Term Loan B5 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
7.31%, 7/02/31  959
1,057,500 Driven Holdings LLC Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 7.43%, 12/15/28  1,061
850,000 Goat Holdco LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
3.00%, 12/10/31  853
700,000 Tenneco Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 5.000%),
9.62%, 11/17/28  677
1,025,484 Wand NewCo 3 Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.250%), 7.61%, 1/30/31  1,027
5,911
Basic Industry (4%)
490,000 American Airlines Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 6.56%, 2/15/28  491
495,000 American Airlines Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 7.21%, 6/04/29  496
162,500 American Airlines Inc. Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.750%), 9.31%, 4/20/28  167
1,012,239 Arsenal Aic Parent LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 7.56%, 8/18/30  1,019
1,012,350 Ineos U.S. Petrochem LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 8.66%, 4/02/29  1,016
1,013,640 SCIH Salt Holdings Inc. Term Loan B1 1L, (3
mo. Term Secured Overnight Financing Rate +
4.000%), 7.43%, 1/31/29  1,019
Principal
or Shares Security Description
Value
(000)
496,256 Transdigm Inc. Term Loan J 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.83%, 2/28/31  $ 499
677,355 Transdigm Inc. Term Loan K 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.750%),
7.08%, 3/22/30  681
1,017,313 WestJet Loyalty LP Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 7.58%, 2/14/31  1,022
6,410
Capital Goods (5%)
661,444 Cimpress PLC Term Loan B1 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.500%),
6.81%, 5/17/28  664
600,000 Eco Material Technologies Inc. Term Loan 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 3.25%, 1/30/32  599
997,500 EMRLD Borrower LP Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
1.500%), 6.83%, 8/04/31  1,002
1,174,863 Madison Iaq LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.76%, 6/21/28  1,178
1,475,000 Quikrete Holdings Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 2.25%, 1/31/32  1,484
1,255,232 TK Elevator Midco Gmbh Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 7.74%, 4/30/30  1,266
997,500 Wilsonart LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
8.58%, 8/05/31  1,002
7,195
Consumer Goods (3%)
1,019,881 Fiesta Purchaser Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.250%), 7.56%, 2/12/31  1,024
1,250,262 Journey Personal Care Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 8.06%, 3/01/28  1,257
595,500 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 9.06%, 4/25/31  606
1,139,587 Verde Purchaser LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 8.83%, 11/30/30  1,143
4,030
Energy (10%)
997,500 Alpha Generation LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.750%), 7.06%, 9/30/31  1,004
1,240,596 Bangl LLC Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 3.500%), 8.81%,
2/01/29  1,251
600,000 Calpine Corp. Term Loan B5 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.000%),
6.08%, 2/15/32  600
997,500 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.250%), 7.58%, 8/20/31  1,006

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
930,000 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (1 mo. Term Secured Overnight Financing
Rate + 4.000%), 4.00%, 10/24/29  $ 935
615,000 Epic Crude Services LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.000%), 7.30%, 10/15/31  621
845,750 Epic Y Grade Services LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 10.04%, 6/29/29  850
982,538 Lightning Power LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.250%), 7.58%, 8/18/31  989
825,000 NGP XI Midstream Holdings LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 5.000%), 7.83%, 7/25/31  834
997,377 NorthRiver Midstream Finance LP Term Loan B
1L, (1 mo. Term Secured Overnight Financing
Rate + 2.250%), 6.86%, 8/16/30  1,002
1,031,631 Par Petroleum LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.750%), 8.04%, 2/28/30  1,032
712,014 Talen Energy Supply LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.500%), 7.02%, 5/17/30  716
404,774 TerraForm Power Operating LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 1.500%), 6.93%, 5/21/29  407
982,538 U.S. Silica Co. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.81%, 7/31/31  983
1,247,538 WaterBridge Midstream Operating LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 4.750%), 9.08%, 6/27/29  1,251
13,481
Financial Services (8%)
1,455,188 Albion Financing 3 Sarl Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.250%), 8.80%, 8/16/29  1,469
575,000 Blackstone Mortgage Trust Inc. Term Loan B5
1L, (1 mo. Term Secured Overnight Financing
Rate + 3.750%), 8.05%, 12/10/28  579
600,000 Champ Acquisition Corp. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 8.83%, 11/10/31  606
383,903 Focus Financial Partners LLC Term Loan B8 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.750%), 2.75%, 9/15/31  385
616,097 Focus Financial Partners LLC Term Loan B8 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.250%), 7.61%, 9/11/31  618
987,550 Greystar Real Estate Partners LLC Term Loan B2
1L, (3 mo. Term Secured Overnight Financing
Rate + 1.750%), 7.05%, 8/21/30  989
1,000,000 Jefferies Finance LLC Term Loan 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.000%),
7.30%, 10/21/31  1,007
1,020,818 Naked Juice LLC Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.43%, 1/24/29  749
973,809 Nexus Buyer LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.000%),
8.31%, 7/31/31  978
Principal
or Shares Security Description
Value
(000)
300,000 Nexus Buyer LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.250%),
10.66%, 11/05/29  $ 300
1,500,000 Novitex Acquisition LLC (Fka Arsloane
Acquisition LLC) Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.750%),
3.75%, 1/31/32  1,485
577,590 Starwood Property Mortgage LLC Term Loan B4
1L, (1 mo. Term Secured Overnight Financing
Rate + 2.250%), 6.56%, 1/02/30  578
1,044,750 Titan Acquisition Ltd. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.500%), 8.79%, 2/15/29  1,055
10,798
Healthcare (7%)
975,000 Amneal Pharmaceuticals LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.500%), 9.81%, 5/04/28  1,005
1,017,125 Bausch & Lomb Corp. Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.000%), 8.33%, 9/29/28  1,028
1,133,315 Embecta Corp. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
7.31%, 3/30/29  1,134
172,829 Fortrea Holdings Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 8.49%, 7/01/30  174
1,000,000 Grifols Worldwide Operations USA Inc. Term
Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 2.000%), 6.46%, 11/15/27  996
997,500 LifePoint Health Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.000%), 8.05%, 5/16/31  996
850,599 Owens & Minor Inc. Term Loan B1 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.750%), 8.16%, 3/29/29  861
1,317,647 Padagis LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.750%),
9.30%, 7/06/28  1,254
997,500 Sotera Health Holdings LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 7.56%, 5/30/31  1,002
1,042,125 Star Parent Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.000%),
8.33%, 9/27/30  1,030
9,480
Insurance (4%)
545,875 AssuredPartners Inc. Term Loan B5 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.500%), 7.81%, 2/14/31  547
1,097,456 Asurion LLC Term Loan B8 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.68%, 12/23/26  1,098
350,000 Asurion LLC Term Loan B4 2L, (1 mo. Term
Secured Overnight Financing Rate + 5.250%),
9.68%, 1/20/29  341
1,052,991 HUB International Ltd. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.000%), 7.04%, 6/20/30  1,058
1,000,000 Ryan Specialty Group LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 6.56%, 9/15/31  1,006

Principal
or Shares Security Description
Value
(000)
367,742 Truist Insurance Holdings LLC Term Loan B 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 1.750%), 7.08%, 5/06/31  $ 369
184,211 Truist Insurance Holdings LLC Term Loan 2L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 9.08%, 5/06/32  188
992,513 USI Inc. Term Loan C 1L, (3 mo. Term Secured
Overnight Financing Rate + 2.250%), 6.58%,
9/27/30  994
5,601
Leisure (3%)
1,316,776 Fertitta Entertainment LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 7.81%, 1/27/29  1,325
1,455,000 Flynn Restaurant Group LP Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.250%), 8.70%, 12/01/28  1,459
579,000 MajorDrive Holdings IV LLC Term Loan B 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 4.000%), 8.59%, 6/01/28  561
1,014,750 Ontario Gaming GTA LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.250%), 8.58%, 8/01/30  1,020
4,365
Media (7%)
733,376 Advantage Sales & Marketing Inc. Term Loan B2
1L, (3 mo. Term Secured Overnight Financing
Rate + 4.250%), 8.81%, 10/28/27  734
1,106,203 Altice Financing SA Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 9.30%, 10/31/27  974
575,000 Charter Communications Operating LLC Term
Loan B5 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.250%), 6.56%, 11/21/31  575
1,188,000 CNT Holdings I Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.500%), 7.79%, 11/08/27  1,193
484,387 CSC Holdings LLC Term Loan B5 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.500%), 7.17%, 4/15/27  452
203,625 E.W. Scripps Co. Term Loan B3 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
7.45%, 1/07/28  183
1,064,068 Gray Television Inc. Term Loan D 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 7.45%, 12/01/28  981
479,827 McGraw-Hill Education Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.750%), 8.33%, 8/01/31  486
606,140 MH Sub I LLC Term Loan B3 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.56%, 5/03/28  601
189,265 MH Sub I LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.250%),
8.56%, 12/31/31  184
300,000 MH Sub I LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.250%),
10.56%, 2/23/29  297
987,342 Sinclair Television Group Inc. Term Loan B4 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.750%), 8.16%, 4/21/29  840
Principal
or Shares Security Description
Value
(000)
644,901 UPC Financing Partnership Term Loan AX 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.000%), 7.35%, 1/31/29  $ 646
600,000 Virgin Media Bristol LLC Term Loan Q 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 7.67%, 1/31/29  592
500,000 Virgin Media Bristol LLC Term Loan Y 1L, (3
mo. Term Secured Overnight Financing Rate +
3.175%), 7.72%, 3/31/31  491
9,229
Retail (8%)
583,333 ABG Intermediate Holdings 2 LLC Term
Loan B1 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.750%), 7.32%, 12/21/28  587
1,027,319 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
5.750%), 8.08%, 4/26/28  1,037
277,872 Hanesbrands Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
8.06%, 3/08/30  281
522,375 Harbor Freight Tools USA Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.500%), 6.86%, 6/11/31  520
1,037,732 IRB Holding Corp. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.750%), 6.81%, 12/15/27  1,042
766,000 MIC Glen LLC Term Loan B1 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.93%, 7/21/28  773
218,350 MIC Glen LLC Term Loan B2 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.68%, 7/21/28  220
482,500 Michaels Cos. Inc. Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
8.84%, 4/15/28  393
1,250,500 PetsMart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.16%, 2/11/28  1,255
733,163 S&S Holdings LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 5.000%),
9.30%, 9/19/31  734
917,641 Specialty Building Products Holdings LLC Term
Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 3.750%), 8.16%, 10/15/28  915
1,042,138 Tacala Investment Corp. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.500%), 7.81%, 1/31/31  1,057
975,000 Victra Holdings LLC Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
5.250%), 9.57%, 3/31/29  991
969,437 Whatabrands LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.500%),
6.81%, 8/03/28  974
10,779
Service (1%)
605,435 Adtalem Global Education Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.750%), 7.06%, 8/12/28  609

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
1,243,758 Omnia Partners LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 7.05%, 7/25/30  $ 1,251
1,860
Technology (9%)
1,000,000 Amentum Holdings LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 6.56%, 9/29/31  998
1,295,107 AthenaHealth Group Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 7.31%, 2/15/29  1,298
995,000 BMC Software (Boxer/Bladelogic) Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.000%), 7.29%, 7/30/31  1,001
916,983 Cloud Software Group Inc. Term Loan B1 1L, (3
mo. Term Secured Overnight Financing Rate +
3.750%), 7.83%, 3/30/29  924
317,675 Cloud Software Group Inc. Term Loan B2 1L, (1
mo. Term Secured Overnight Financing Rate +
2.750%), 8.08%, 3/21/31  320
997,500 Fortress Intermediate 3 Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.500%), 7.81%, 6/27/31  1,001
660,000 Icon Parent Inc. Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 5.000%),
9.52%, 9/10/32  675
1,250,000 Leia Finco U.S. LLC Term Loan 2L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
9.54%, 10/09/32  1,242
1,247,875 Modena Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 8.79%, 7/01/31  1,182
1,320,707 Peraton Corp. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.750%),
8.16%, 2/01/28  1,239
300,000 PointClickCare Technologies Inc. Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.250%), 7.58%, 11/03/31  303
555,000 Project Alpha Intermediate Holding Inc. Term
Loan 2L, (1 mo. Term Secured Overnight
Financing Rate + 5.000%), 5.50%, 11/22/32  561
458,850 Rocket Software Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
4.250%), 8.56%, 11/28/28  465
1,500,000 Sandisk Corp. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
3.00%, 12/12/31  1,483
12,692
Telecommunications (3%)
1,306,725 Frontier Communications Holdings LLC Term
Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.500%), 6.80%, 7/01/31  1,318
992,487 Iridium Satellite LLC Term Loan B4 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 6.56%, 9/20/30  989
1,126,529 Numericable U.S. LLC Term Loan B14-EXT 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 4.500%), 9.80%, 8/15/28  955
Principal
or Shares Security Description
Value
(000)
648,375 Zegona Holdco Ltd. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.250%), 8.54%, 7/17/29  $ 656
3,918
Transportation (2%)
168,644 Delta Air Lines Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.750%), 8.04%, 10/20/27  172
195,270 First Student Bidco Inc. Term Loan C 1L, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 6.89%, 7/21/28  196
638,529 First Student Bidco Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.500%), 6.89%, 7/21/28  641
612,469 Spirit Aerosystems Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 8.79%, 1/15/27  621
1,250,000 Third Coast Infrastructure LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 4.250%), 8.56%, 9/25/30  1,256
2,886
Utility (1%)
1,039,526 Conservice Midco LLC Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.500%), 7.86%, 5/13/27  1,045
Total Bank Loans (Cost - $109,392)
109,680
Corporate Bond (13%
)
700,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (e)(f)(g) 673
518,125 ARD Finance SA 144A, 6.50%, 6/30/27 (a) 32
250,000 Athabasca Oil Corp. 144A, 6.75%, 8/09/29
CAD (a)(b) 176
500,000 B&G Foods Inc. 144A, 8.00%, 9/15/28 (a) 519
630,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.00%, 7/15/29 (a) 648
509,756 Borr IHC Ltd./Borr Finance LLC 144A, 10.00%,
11/15/28 (a) 510
500,000 EchoStar Corp. , 10.75%, 11/30/29  539
500,000 Empire Communities Corp. 144A, 9.75%,
5/01/29 (a) 522
500,000 Enstar Finance LLC , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.006%), 5.50%, 1/15/42 (g) 483
620,000 Freedom Mortgage Holdings LLC 144A, 9.25%,
2/01/29 (a) 648
270,000 Frontera Energy Corp. 144A, 7.88%, 6/21/28 (a) 220
600,000 Global Marine Inc. , 7.00%, 6/01/28  570
650,000 Gran Tierra Energy Inc. 144A, 9.50%,
10/15/29 (a) 613
675,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  655
450,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(h) 447
500,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A, 9.00%,
2/15/29 (a) 520
640,000 Kimmeridge Texas Gas LLC 144A, 8.50%,
2/15/30 (a) 643
500,000 Midcap Financial Issuer Trust 144A, 6.50%,
5/01/28 (a) 492
500,000 Mineral Resources Ltd. 144A, 8.50%, 5/01/30 (a) 518

Principal
or Shares Security Description
Value
(000)
600,000 MPT Operating Partnership LP/MPT Finance
Corp. , 4.63%, 8/01/29  $ 459
650,000 Navient Corp. , 5.00%, 3/15/27  639
645,000 NewCo Holding USD 20 Sarl 144A, 9.38%,
11/07/29 (a) 658
500,000 PRA Group Inc. 144A, 8.88%, 1/31/30 (a) 524
750,000 Prime Healthcare Services Inc. 144A, 9.38%,
9/01/29 (a) 714
500,000 Sabre GLBL Inc. 144A, 10.75%, 11/15/29 (a) 518
250,000 Saks Global Enterprises LLC 144A, 11.00%,
12/15/29 (a) 239
650,000 SM Energy Co. 144A, 6.75%, 8/01/29 (a) 651
450,000 Surge Energy Inc. 144A, 8.50%, 9/05/29
CAD (a)(b) 312
1,000,000 Toronto-Dominion Bank , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.075%), 8.13%, 10/31/82 (g) 1,047
500,000 Uniti Group LP/Uniti Group Finance 2019 Inc./
CSL Capital LLC 144A, 10.50%, 2/15/28 (a) 535
630,000 USA Compression Partners LP/USA Compression
Finance Corp. 144A, 7.13%, 3/15/29 (a) 645
635,000 W&T Offshore Inc. 144A, 10.75%, 2/01/29 (a) 635
640,000 XHR LP 144A, 6.63%, 5/15/30 (a) 648
Total Corporate Bond (Cost - $18,116)
17,652
Mortgage Backed (1%
)
660,379 Freddie Mac STACR Debt Notes 2015-HQA2,
(U.S. Secured Overnight Financing Rate Index
30day Average + 10.614%), 14.97%, 5/25/28 (g) 705
657,650 STACR Trust 2018-HRP1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.864%), 16.22%, 5/25/43 (a)(g) 802
Total Mortgage Backed (Cost - $1,318)
1,507
Principal
or Shares Security Description
Value
(000)
Investment Company (12%
)
17,110,611 Payden Cash Reserves Money Market Fund *
(Cost - $17,111)
$ 17,111
Total Investments (Cost - $150,602) (108%)
150,001
Liabilities in excess of Other Assets (-8%)
(11,515)
Net Assets (100%) $ 138,486
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Yield to maturity at time of purchase.
(d) Floating rate security. The rate shown reflects the rate in effect at January 31,
2025. The stated maturity is subject to prepayments.
(e) All or a portion of these securities are on loan. At January 31, 2025, the total market value of the Fund’s securities on loan is $503 and the total market value of the collateral held by the Fund is $518. Amounts in 000s.
(f) Perpetual security with no stated maturity date.
(g) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(h) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
USD 815 CAD  1,095 State Street Bank & Trust Co. 03/19/2025 $ 60